ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payables	$ 97,862	$ 638,671
Accrued liabilities	13,334	37,934
Total	$ 111,196	$ 676,605